Staff costs	12 Months Ended
Dec. 31, 2025
Staff costs
Staff costs
21	Staff costs

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Salaries and other benefits	4,085,343	7,490,527	2,578,083
Share compensation scheme charge/(reversal)	97,368	56,450	285,651
Employee end of service benefits charge	99,724	45,957	—
	4,282,435	7,592,934	2,863,734